Deposits (Tables)	12 Months Ended
Dec. 31, 2017
Deposits [Abstract]
Scheduled Maturities of Time Deposits

2018	$93,215
2019	33,750
2020	20,360
2021	7,737
2022	27,169
Thereafter	-
Total	$182,231